Taxes (Details 4) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Allowance for doubtful accounts and other markdown and impairments	$ 1,145,662	$ 1,250,752
Valuation allowance	(1,145,662)	(1,250,752)
Total	$ 0	$ 0